UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011 to February 29, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

ENY Guggenheim Canadian Energy Income ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Canada - 99.9%
118,913	AltaGas Ltd.(a)	$ 3,696,752
147,874	ARC Resources Ltd.(a)	3,835,911
186,322	Athabasca Oil Sands Corp.(b)	2,322,995
105,573	Baytex Energy Corp.(a)	6,133,192
528,722	BlackPearl Resources, Inc.(b)	2,367,292
142,452	Bonavista Energy Corp.(a)	3,326,459
71,975	Bonterra Energy Corp.	4,032,997
79,180	Canadian Natural Resources Ltd.	2,952,720
306,590	Canadian Oil Sands Ltd.(a)	7,355,421
87,883	Cenovus Energy, Inc.	3,431,626
86,313	Crescent Point Energy Corp.(a)	4,105,553
146,661	Enerplus Corp.(a)	3,564,713
191,387	Freehold Royalties Ltd.(a)	3,989,213
190,816	Gibson Energy, Inc.	4,132,296
206,795	Husky Energy, Inc.(a)	5,612,092
78,395	Imperial Oil Ltd.	3,763,947
1,372,024	Ivanhoe Energy, Inc.(b)	1,253,690
76,969	Keyera Corp.(a)	3,297,723
64,343	MEG Energy Corp.(b)	2,842,994
515,882	NAL Energy Corp.(a)	4,001,562
74,400	Nexen, Inc.	1,523,578
121,267	Pembina Pipeline Corp.(a)	3,455,977
340,831	Pengrowth Energy Corp.(a)	3,491,532
191,316	Penn West Petroleum Ltd.(a)	4,197,511
347,393	PetroBakken Energy Ltd., Class A(a)	5,678,489
178,618	Petrobank Energy & Resources Ltd.(b)	2,856,220
381,204	Provident Energy Ltd.	4,605,642
1,820,282	Southern Pacific Resource Corp.(b)	3,382,015
113,919	Suncor Energy, Inc.(a)	4,119,798
248,953	Veresen, Inc.(a)	3,854,544
82,247	Vermilion Energy, Inc.(a)	4,062,457
	(Cost $121,153,800)	117,246,911

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 43.7%
51,323,722	BNY Mellon Securities Lending Overnight Fund, 0.182%(c) (d)	51,323,722
	(Cost $51,323,722)

	Total Investments - 143.6%
	(Cost $172,477,522)	168,570,633
	Liabilities in excess of Other Assets - (43.6%)	(51,147,631)
	Net Assets - 100.0%	$117,423,002

(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	Non-income producing security.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $48,836,950 and the total market value of the collateral held by the Fund was $51,323,722.
(d)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

ENY / Guggenheim Canadian Energy Income ETF

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Energy	97.2%
Utilities	2.8%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$173,635,878	$7,773,479	$(12,838,724)	$(5,065,245)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$117,247	$-	$-	$117,247
Investments of Collateral for Securities Loaned	51,324	-	-	51,324
Total	$168,571	$-	$-	$168,571

There were no transfers between levels.

TAO Guggenheim China Real Estate ETF
Portfolio of Investments
February 29, 2012 (unaudited)

	Number
	of Shares	Description	Value
		Long-Term Investments - 99.9%
		Common Stocks - 99.9%
		Diversified - 11.0%
	69,500	Swire Pacific Ltd., Class A	$ 790,374
	179,000	Wharf Holdings Ltd.	1,120,524
	182,500	Swire Pacific Ltd., Class B	402,381
			2,313,279

		Financial - 88.9%
	246,000	Agile Property Holdings Ltd.(a)	331,777
	500,000	Champion Real Estate Investment Trust, REIT	223,062
	71,000	Cheung Kong Holdings Ltd.	1,038,127
	466,000	China Overseas Land & Investment Ltd.	976,979
	388,000	China Resources Land Ltd.	742,411
	91,500	Chinese Estates Holdings Ltd.	147,472
	1,101,000	Country Garden Holdings Co.	498,280
	10,708	E-House China Holdings Ltd., ADR	70,673
	925,000	Evergrande Real Estate Group Ltd.(a)	587,987
	221,000	Fortune Real Estate Investment Trust, REIT (Singapore)	114,551
	650,000	Franshion Properties China Ltd.	173,485
	511,000	Glorious Property Holdings Ltd.(b)	106,078
	53,000	Great Eagle Holdings Ltd.	154,100
	117,500	Greentown China Holdings Ltd.(a)	89,386
	194,000	Guangzhou R&F Properties Co. Ltd.(a)	256,142
	142,000	Hang Lung Group Ltd.	963,059
	281,000	Hang Lung Properties Ltd.	1,063,392
	173,000	Henderson Land Development Co. Ltd.	1,086,311
	173,000	Hongkong Land Holdings Ltd.	956,690
	126,500	Hopewell Holdings Ltd.	385,745
	124,000	Hopson Development Holdings Ltd.(a)	100,566
	118,000	Hysan Development Co. Ltd.	515,015
	356,000	Kaisa Group Holdings Ltd.(b)	79,869
	146,500	Kerry Properties Ltd.	695,127
	245,500	KWG Property Holding Ltd.	149,407
	221,000	Link Real Estate Investment Trust, REIT	829,209
	239,500	Longfor Properties Co. Ltd.	347,715
	559,600	New World China Land Ltd.	152,965
	689,000	New World Development Co. Ltd.	948,789
	369,000	Poly Hong Kong Investments Ltd.(a)	235,511
	1,590,000	Renhe Commercial Holdings Co. Ltd.(a)	190,660
	396,000	Shenzhen Investment Ltd.	94,970
	266,000	Shimao Property Holdings Ltd.(a)	347,089
	515,800	Shui On Land Ltd.	223,460
	623,400	Sino Land Co. Ltd.	1,112,453
	685,500	Sino-Ocean Land Holdings Ltd.	398,624
	356,500	Soho China Ltd.(a)	260,169
	66,000	Sun Hung Kai Properties Ltd.	1,016,078
	173,000	Tian An China Investment	88,109
	159,000	Wheelock & Co. Ltd.	546,353
	128,000	Yanlord Land Group Ltd. (Singapore)	141,658
	988,000	Yuexiu Property Co. Ltd.(a)	198,729
			18,638,232

		Total Common Stocks - 99.9%
		(Cost $23,549,736)	20,951,511

		Investments of Collateral for Securities Loaned - 8.5%
	1,779,807	BNY Mellon Securities Lending Overnight Fund, 0.182%(c) (d)	1,779,807
		(Cost $1,779,807)

		Total Investments - 108.4%
		(Cost $25,329,543)	22,731,318
		Liabilities in excess of Other Assets - (8.4%)	(1,769,654)
		Net Assets - 100.0%	$ 20,961,664

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	Non-income producing security.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $1,613,036 and the total market value of the collateral held by the Fund was $1,779,807.
(d)	Interest rate shown reflects yield as of February 29, 2012.

	Securities are classified by sectors that represent broad groupings of related industries.

Summary of Investments by Country
Country*	% of Long-Term Investments
China	98.8%
Signapore	1.2%
* Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2011.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$25,736,952	$556,992	$(3,562,626)	$(3,005,634)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of February 29, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$20,951	$-	$-	$20,951
Investments of Collateral for Securities on Loaned	1,780	-	-	1,780
Total	$22,731	$-	$-	$22,731

There were no transfers between levels.

HAO Guggenheim China Small Cap ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Basic Materials - 12.0%
1,252,000	Angang Steel Co. Ltd.(a)	$ 975,035
657,500	Billion Industrial Holdings Ltd.	385,732
2,619,995	CGN Mining Co. Ltd.(b)	310,790
2,094,000	China BlueChemical Ltd.	1,646,969
4,058,000	China Forestry Holdings Co. Ltd.(c)	13,290
1,025,000	China Hongqiao Group Ltd.(b)	680,628
4,368,000	China Lumena New Materials Corp.(a)	1,222,141
1,517,000	China Molybdenum Co. Ltd.(a) (b)	774,568
792,000	China Qinfa Group Ltd.(b)	198,110
1,004,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	265,379
1,246,000	Dongyue Group(a)	1,280,429
863,000	Fufeng Group Ltd.	431,739
1,890,000	Hunan Nonferrous Metal Corp. Ltd.(a) (b)	575,113
1,897,000	Lee & Man Paper Manufacturing Ltd.	1,007,729
2,000,000	Maanshan Iron & Steel(a)	680,790
1,740,000	Minmetals Resources Ltd.(b)	998,363
1,975,000	Nine Dragons Paper Holdings Ltd.	1,785,106
1,072,500	Real Gold Mining Ltd.(a) (c)	936,192
718,000	Sateri Holdings Ltd.(b)	260,142
5,422,000	Shougang Concord International Enterprises Co. Ltd.	419,459
2,052,000	Sinofert Holdings Ltd.	611,179
2,694,000	Sinopec Shanghai Petrochemical Co. Ltd.	1,028,178
1,600,000	Sinopec Yizheng Chemical Fibre Co. Ltd.(a)	480,679
870,000	Xinjiang Xinxin Mining Industry Co. Ltd.	302,874
1,572,500	Yingde Gases Group Ltd.	1,747,740
316,000	Yip's Chemical Holdings Ltd.	254,244
1,034,000	Zhaojin Mining Industry Co. Ltd.	2,133,141
		21,405,739

	Communications - 4.6%
1,674,000	Alibaba.com Ltd.(a) (b)	2,853,421
58,242	AsiaInfo-Linkage, Inc.(a) (b)	744,333
688,500	BYD Electronic International Co. Ltd.(b)	280,524
2,828,000	China Communications Services Corp. Ltd.	1,454,894
1,520,000	China Wireless Technologies Ltd.	321,415
949,900	Comba Telecom Systems Holdings Ltd.	714,045
99,255	Giant Interactive Group, Inc., ADR(a)	418,856
94,765	Renren, Inc., ADR(a) (b)	516,469
661,000	TCL Communication Technology Holdings Ltd.	372,445
2,752,000	VODone Ltd.(a)	461,286
		8,137,688

	Consumer, Cyclical - 17.4%
684,000	361 Degrees International Ltd.(a)	296,329
895,000	Anta Sports Products Ltd.(a)	994,739
1,705,000	Boshiwa International Holding Ltd.	597,960
3,022,000	Bosideng International Holdings Ltd.	942,950
3,307,000	China Dongxiang Group Co.	631,066
1,812,000	China Eastern Airlines Corp. Ltd.(a) (b)	698,568
5,373,000	China Hongxing Sports Ltd.(b) (c)	356,347
624,000	China Lilang Ltd.	653,311
1,998,000	China Southern Airlines Co. Ltd.(a) (b)	1,004,706
3,098,000	China Travel International Investments	615,150
695,000	China ZhengTong Auto Services Holdings Ltd.(a) (b)	854,894
756,000	Costin New Materials Group Ltd.	362,613
903,000	Digital China Holdings Ltd.	1,813,987
730,000	Golden Eagle Retail Group Ltd.(a)	1,803,422
451,000	Great Wall Motor Co. Ltd.(a)	908,315
927,000	Haier Electronics Group Co. Ltd.(a) (b)	1,159,393
1,956,000	Hengdeli Holdings Ltd.(a)	844,875
34,560	Home Inns & Hotels Management, Inc., ADR(a) (b)	1,060,646
1,289,000	Intime Department Store Group Co. Ltd.	1,603,833
844,500	LI Ning Co. Ltd.	1,014,833
1,122,000	Maoye International Holdings Ltd.	292,229
744,000	Minth Group Ltd.	919,963
1,411,500	Parkson Retail Group Ltd.	1,677,996
3,044,000	PCD Stores Group Ltd.	588,728
919,000	Peak Sport Products Co. Ltd.(a)	278,460
387,500	Ports Design Ltd.	616,547
1,900,000	Pou Sheng International Holdings Ltd.(b)	271,929
858,000	Qingling Motors Co. Ltd.	278,783
1,590,000	Shanghai Jin Jiang International Hotels Group Co. Ltd.	243,963
905,600	Shanghai Pharmaceuticals Holding Co. Ltd.(b)	1,683,762
412,000	Shenzhou International Group Holdings Ltd.	741,586
767,000	Sinotruk Hong Kong Ltd.	551,834
1,307,000	Springland International Holdings Ltd.	899,903
586,000	TCL Multimedia Technology Holdings Ltd.(b)	276,540
472,500	Weiqiao Textile Co.	293,649
635,500	Wumart Stores, Inc.	1,288,093
506,000	Xinhua Winshare Publishing and Media Co. Ltd.	249,226
607,000	XTEP International Holdings	219,142
1,060,000	Ying LI International Real Estate Ltd.(b)	318,778
631,000	Zhongsheng Group Holdings Ltd.	1,220,393
		31,129,441

	Consumer, Non-cyclical - 14.0%
10,184	51job, Inc., ADR(a) (b)	520,199
570,000	Anhui Expressway Co.	363,797
2,264,000	Anxin-China Holdings Ltd.(b)	537,122
767,000	Asian Citrus Holdings Ltd.	463,818
210,000	Beijing Jingkelong Co. Ltd.	213,095
174,500	Biostime International Holdings Ltd.(a)	335,694
2,013,000	China Agri-Industries Holdings Ltd.	1,518,374
354,000	China Fishery Group Ltd.(b)	332,154
832,000	China Foods Ltd.	728,404
594,500	China Huiyuan Juice Group Ltd.	226,127
823,000	China Medical System Holdings Ltd.	629,265
468,000	China Minzhong Food Corp. Ltd.(a) (b)	403,464
3,873,000	China Modern Dairy Holdings Ltd.(a) (b)	1,023,718
860,000	China Pharmaceutical Group Ltd.	243,950
454,000	China Shineway Pharmaceutical Group Ltd.	851,136
1,382,000	China Tontine Wines Group Ltd.	176,410
5,566,000	CP Pokphand Co.(a)	710,489
1,212,000	Dalian Port PDA Co. Ltd.(a)	339,111
2,216,000	Global Bio-Chem Technology Group Co. Ltd.	597,166
380,000	Guangzhou Pharmaceutical Co. Ltd.(c)	297,407
1,170,400	Hua Han Bio-Pharmaceutical Holdings Ltd.	223,344
1,446,000	Jiangsu Expressway Co. Ltd.	1,519,515
430,000	Lianhua Supermarket Holdings Co. Ltd.	607,656
553,000	Microport Scientific Corp.	291,627
693,000	People's Food Holdings Ltd.(b)	352,905
844,000	Real Nutriceutical Group Ltd.(a)	301,440
1,440,000	Shenguan Holdings Group Ltd.	859,652
864,000	Shenzhen Expressway Co. Ltd.	379,881
9,735,000	Shenzhen International Holdings Ltd.	677,811
1,040,000	Sichuan Expressway Co. Ltd.	482,742
2,221,000	Sihuan Pharmaceutical Holdings Group Ltd.(a)	882,020
463,000	Silver Base Group Holdings Ltd.(a)	348,039
2,224,000	Sino Biopharmaceutical	616,527
1,170,000	Tibet 5100 Water Resources Holdings Ltd.(a) (b)	303,222
214,000	Tong Ren Tang Technologies Co. Ltd.	252,196
348,000	Tsingtao Brewery Co. Ltd.	1,880,062
1,105,000	Uni-President China Holdings Ltd.	719,503
534,000	United Laboratories International Holdings Ltd.(a)	384,886
430,000	Vinda International Holdings Ltd.	581,044
69,892	WuXi PharmaTech Cayman, Inc., ADR(b)	903,703
1,953,000	Yashili International Holdings Ltd.	385,277
720,000	Yuexiu Transport Infrastructure Ltd.	326,779
1,660,000	Zhejiang Expressway Co. Ltd.	1,260,673
		25,051,404

	Diversified - 0.3%
3,464,000	Citic Resources Holdings Ltd.(b)	616,362

	Energy - 2.0%
1,557,002	China Suntien Green Energy Corp. Ltd.	353,330
644,000	CIMC Enric Holdings Ltd.(b)	372,830
1,116,000	Hidili Industry International Development Ltd.(a)	494,996
66,244	LDK Solar Co. Ltd., ADR(a) (b)	384,878
1,440,000	MIE Holdings Corp.	570,007
4,720,000	United Energy Group Ltd.(b)	778,988
2,265,000	Winsway Coking Coal Holding Ltd.	642,495
		3,597,524

	Financial - 17.8%
1,518,000	Agile Property Holdings Ltd.(a)	2,047,305
1,172,000	Beijing Capital Land Ltd.	355,119
996,000	China Everbright Ltd.	1,887,799
538,000	China Overseas Grand Oceans Group Ltd.	661,080
1,384,000	China SCE Property Holdings Ltd.	312,286
2,178,000	China South City Holdings Ltd.	308,908
2,972,000	Chongqing Rural Commercial Bank(b)	1,835,538
65,456	E-House China Holdings Ltd., ADR	432,010
2,073,000	Fantasia Holdings Group Co. Ltd.	261,942
1,830,000	Far East Horizon Ltd.(b)	1,595,059
3,934,000	Franshion Properties China Ltd.	1,049,986
3,079,000	Glorious Property Holdings Ltd.(a) (b)	639,167
701,500	Greentown China Holdings Ltd.	533,653
1,200,400	Guangzhou R&F Properties Co. Ltd.(a)	1,584,911
2,137,000	Kaisa Group Holdings Ltd.(b)	479,438
1,483,000	KWG Property Holding Ltd.(a)	902,531
1,476,500	Longfor Properties Co. Ltd.	2,143,635
1,113,000	Mingfa Group International Co. Ltd.(a)	388,905
2,283,000	Poly Hong Kong Investments Ltd.(a)	1,457,103
1,564,000	Powerlong Real Estate Holdings Ltd.	318,620
9,620,000	Renhe Commercial Holdings Co. Ltd.(a)	1,153,552
578,000	Shanghai Industrial Holdings Ltd.	2,097,902
2,388,000	Shenzhen Investment Ltd.	572,699
1,639,500	Shimao Property Holdings Ltd.(a)	2,139,296
4,223,000	Sino-Ocean Land Holdings Ltd.(a)	2,455,707
2,205,000	Soho China Ltd.(a)	1,609,178
1,667,005	Sunac China Holdings Ltd.(b)	580,336
776,000	Yanlord Land Group Ltd. (Singapore)(a)	858,800
5,976,000	Yuexiu Property Co. Ltd.(a)	1,202,027
		31,864,492

	Industrial - 26.0%
493,500	Asia Cement China Holdings Corp.	277,429
2,328,000	AviChina Industry & Technology Co. Ltd.(a)	1,197,664
1,352,500	BBMG Corp.	1,429,980
2,148,000	Beijing Capital International Airport Co. Ltd.	1,071,826
340,000	Chiho-Tiande Group Ltd.	192,890
2,220,000	China Aerospace International Holdings Ltd.	197,506
651,000	China Automation Group Ltd.	222,436
3,051,500	China COSCO Holdings Co. Ltd.(a)	1,994,804
2,125,000	China Everbright International Ltd.	986,371
1,095,000	China High Precision Automation Group Ltd.(a) (c)	379,086
1,341,000	China High Speed Transmission Equipment Group Co. Ltd.	888,732
1,047,000	China Liansu Group Holdings Ltd.	699,287
643,200	China Metal Recycling Holdings Ltd.(a)	788,689
1,346,000	China National Materials Co. Ltd.	654,283
2,232,000	China Railway Construction Corp. Ltd.	1,755,509
4,523,000	China Railway Group Ltd.	1,837,030
3,744,500	China Rongsheng Heavy Industries Group Holdings Ltd.	1,356,685
2,299,000	China Shanshui Cement Group Ltd.	2,140,204
4,435,000	China Shipping Container Lines Co. Ltd.(a) (b)	1,521,088
1,500,000	China Shipping Development Co. Ltd.	1,123,690
1,588,000	China State Construction International Holdings Ltd.(a)	1,451,696
1,621,200	China Zhongwang Holdings Ltd.(a)	712,804
1,256,000	Chongqing Machinery & Electric Co. Ltd.	276,927
698,000	Cosco International Holdings Ltd.	331,194
2,176,000	CSR Corp. Ltd.	1,708,658
392,400	Dongfang Electric Corp. Ltd.(a)	1,062,496
470,000	First Tractor Co. Ltd.	550,253
1,616,000	Fook Woo Group Holdings Ltd.(a) (b) (c)	285,457
1,047,000	Greatview Aseptic Packaging Co. Ltd.(b)	512,990
1,660,000	Guangshen Railway Co. Ltd.(a)	654,951
238,200	Guangzhou Shipyard International Co. Ltd.	240,789
648,000	Haitian International Holdings Ltd.	681,780
784,000	Harbin Electric Co. Ltd.	907,761
882,000	International Mining Machinery Holdings Ltd.(c)	964,369
1,079,000	Kingboard Laminates Holdings Ltd.	639,968
2,228,000	Lonking Holdings Ltd.(a)	904,909
3,321,000	Metallurgical Corp. of China Ltd.	912,069
2,501,000	NVC Lighting Holdings Ltd.	1,102,856
996,000	Sany Heavy Equipment International Holdings Co. Ltd.	878,404
3,516,000	Shanghai Electric Group Co. Ltd.	1,899,511
2,060,000	Sinotrans Ltd.	430,290
1,612,500	Sinotrans Shipping Ltd.	444,931
805,000	Sound Global Ltd.	400,257
147,756	Suntech Power Holdings Co. Ltd., ADR(a) (b)	458,044
920,000	Tech Pro Technology Development Ltd.(b)	345,191
5,634,000	Tianjin Port Development Holdings Ltd.	878,984
802,000	Tianneng Power International Ltd.	444,654
528,000	Wasion Group Holdings Ltd.	229,426
2,900,000	West China Cement Ltd.	673,053
578,000	Xinjiang Goldwind Science & Technology Co. Ltd.	377,101
2,292,000	Yuanda China Holdings Ltd.(b)	348,719
529,000	Zhuzhou CSR Times Electric Co. Ltd.	1,459,649
1,691,000	Zoomlion Heavy Industry Science and Technology Co. Ltd.(a)	2,625,120
		46,510,450

	Technology - 1.9%
12,152,000	Apollo Solar Energy Technology Holdings Ltd.(b)	438,717
880,002	Chinasoft International Ltd.(b)	266,643
2,650,000	Citic 21CN Co. Ltd.(b)	205,011
814,000	Kingsoft Corp. Ltd.	392,532
22,840,000	Semiconductor Manufacturing International Corp.(b)	1,207,422
1,030,000	TPV Technology Ltd.	316,077
1,079,500	Travelsky Technology Ltd.	587,373
		3,413,775

	Utilities - 3.9%
2,894,005	China Datang Corp. Renewable Power Co. Ltd.(b)	544,793
1,834,000	China Power International Development Ltd.	456,389
740,000	China Resources Gas Group Ltd.(a)	1,144,964
3,832,000	Datang International Power Generation Co. Ltd.	1,393,329
2,916,000	Guangdong Investment Ltd.	1,917,506
1,636,000	Huadian Power International Co.(b)	390,242
3,369,997	Huaneng Renewables Corp. Ltd.(b)	825,586
578,000	Tianjin Development Holdings Ltd.(b)	315,244
		6,988,053

	Total Common Stocks - 99.9%
	(Cost $197,728,683)	178,714,928

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 21.0%
37,501,428	BNY Mellon Securities Lending Overnight Fund, 0.182%(d) (e)	37,501,428
	(Cost $37,501,428)

	Total Investments - 120.9%
	(Cost $235,230,111)	216,216,356
	Liabilities in excess of Other Assets - (20.9%)	(37,437,746)
	Net Assets - 100.0%	$178,778,610

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	Non-income producing security.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $3,232,148 which represents 1.8% of net assets.

(d)	At February 29, 2012, the total market value of the Fund's securities on loan was $34,533,815 and the total market value of the collateral held by the Fund was $37,501,428.
(e)	Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation*
China	99.5%
Singapore	0.5%
* Subject to change daily. Based on Long-Term Investments.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$237,851,014	$18,893,538	$(40,528,196)	$(21,634,658)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$20,457	$936	$13	$21,406
Communications	8,138	-	-	8,138
Consumer, Cyclical	30,773	356	-	31,129
Consumer, Non-cyclical	24,754	297	-	25,051
Diversified	616	-	-	616
Energy	3,598	-	-	3,598
Financial	31,864	-	-	31,864
Industrial	44,881	1,630	-	46,511
Technology	3,414	-	-	3,414
Utilities	6,988	-	-	6,988
Investments of Collateral for Securities Loaned	37,501	-	-	37,501
Total	$212,984	$3,219	$13	$216,216

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2	$ 1,926

The transfer from Level 1 to Level 2 is a result of securities being halted on the principal exchange on February 29, 2012.

The fair value estimate for China Forestry Holdings Ltd. was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of Trustees.  There were various factors considered in reaching a fair value determination including, but not limited to, the following:  the type of security, and public information obtained from the issuer and the primary stock exchange on which the issuer trades.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 29, 2012.

Level 3 Holdings	Securities
Beginning Balance at 5/31/11	$-	*
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	13
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 2/29/12	$13

* Market value is less than minimum figure required to be disclosed.

FRN Guggenheim Frontier Markets ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 87.1%
	Argentina - 8.6%
64,586	Banco Macro SA, ADR	$ 1,302,700
101,590	BBVA Banco Frances SA, ADR	616,651
69,344	Cresud SACIF y A, ADR	884,829
165,199	Grupo Financiero Galicia SA, ADR(a)	1,136,569
52,082	IRSA Inversiones y Representaciones SA, ADR	569,777
89,991	Pampa Energia SA, ADR	939,506
66,825	Petrobras Argentina SA, ADR	968,963
133,701	Telecom Argentina SA, ADR	2,468,120
101,224	YPF SA, ADR	2,655,106
		11,542,221

	Chile - 30.7%
75,323	Banco de Chile, ADR(a)	7,193,346
63,537	Banco Santander Chile, ADR	5,147,132
36,639	Cia Cervecerias Unidas SA, ADR	2,635,077
129,727	Corpbanca, ADR(a)	2,748,915
165,138	Empresa Nacional de Electricidad SA, ADR	8,725,892
388,531	Enersis SA, ADR	7,852,212
198,504	Lan Airlines SA, ADR(a)	5,339,758
37,725	Vina Concha y Toro SA, ADR(a)	1,654,241
		41,296,573

	Colombia - 11.9%
274,584	Ecopetrol SA, ADR(a)	15,978,043

	Egypt - 11.1%
866,537	Commercial International Bank Egypt SAE, GDR	3,466,148
327,777	Egyptian Financial Group-Hermes Holding, GDR(a) (b) (c)	1,609,385
131,063	Orascom Construction Industries, GDR(a)	5,908,320
831,654	Orascom Telecom Holding SAE, GDR(a) (b)	2,868,374
864,449	Orascom Telecom Media And Technology Holding SAE, GDR(b) (c)	1,123,784
		14,976,011

	Kazakhstan - 5.3%
196,255	Halyk Savings Bank of Kazakhstan JSC, GDR(a) (b)	1,118,654
258,880	KazMunaiGas Exploration Production, GDR	4,633,952
115,296	Zhaikmunai, LP, GDR(a) (b)	1,314,374
		7,066,980

	Lebanon - 4.0%
387,887	Banque Audi sal- Audi Saradar Group, GDR	2,501,871
64,387	BLOM Bank SAL, GDR	502,219
170,201	Solidere, GDR(a)	2,427,066
		5,431,156

	Nigeria - 3.7%
927,779	Guaranty Trust Bank PLC, GDR(a)	5,000,729

	Oman - 1.7%
305,555	BankMuscat SAOG, GDR	2,306,940

	Peru - 7.1%
239,604	Cia de Minas Buenaventura SA, ADR	9,615,309

	Poland - 1.8%
426,056	Telekomunikacja Polska SA, GDR(c)	2,356,090

	Ukraine - 1.2%
61,325	Avangardco Investments Public Ltd., GDR(b)	564,190
76,603	MHP SA, GDR(b)	1,072,442
		1,636,632

	Total Common Stocks - 87.1%
	(Cost $129,053,992)	117,206,684

	Preferred Stocks - 12.0%
	Argentina - 0.9%
49,660	Nortel Inversora SA, Class B, ADR(b)	1,142,180

	Chile - 7.2%
53,860	Embotelladora Andina SA, Class B, ADR(a)	1,699,822
134,544	Sociedad Quimica y Minera de Chile SA, ADR	7,962,314
		9,662,136

	Colombia - 3.9%
82,179	BanColombia SA, ADR	5,251,238

	Total Preferred Stocks - 12.0%
	(Cost $15,196,186)	16,055,554

	Exchange Traded Fund - 0.9%
27,500	Vanguard MSCI Emerging Markets ETF	1,227,325
	(Cost $1,195,455)

	Total Long-Term Investments - 100.0%
	(Cost $145,445,633)	134,489,563

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 21.7%
29,252,027	BNY Mellon Securities Lending Overnight Fund, 0.182%(d) (e)	29,252,027
	(Cost $29,252,027)

	Total Investments - 121.7%
	(Cost $174,697,660)	163,741,590
	Liabilities in excess of Other Assets - (21.7%)	(29,166,850)
	Net Assets - 100.0%	$134,574,740

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAE - Corporation
SAL - Joint Stock Company
SAOG - Joint Stock Company

(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	Non-income producing security.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $5,089,259 which represents 3.8% of net assets.

(d)	At February 29, 2012, the total market value of the Fund's securities on loan was $28,355,215 and the total market value of the collateral held by the Fund was $29,252,027.
(e)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

FRN | Guggenheim Frontier Markets ETF

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Financial	31.9%
Energy	19.0%
Basic Materials	13.1%
Utilities	13.0%
Communications	7.4%
Consumer, Non-cyclical	6.3%
Industrial	4.4%
Consumer, Cyclical	4.0%
Exchange-Traded Fund	0.9%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$174,701,096	$7,233,090	$(18,192,596)	$(10,959,506)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock:
Basic Materials	$9,615	$-	$-	$9,615
Communications	5,337	3,480	-	8,817
Consumer, Cyclical	5,340	-	-	5,340
Consumer, Non-cyclical	6,811	-	-	6,811
Energy	25,550	-	-	25,550
Financial	36,039	1,609	-	37,648
Industrial	5,908	-	-	5,908
Utilities	17,518	-	-	17,518
Preferred Stock	16,056	-	-	16,056
Exchange-Traded Fund	1,227	-	-	1,227
Investments of Collateral for Securities Loaned	29,252	-	-	29,252
Total	$158,653	$5,089	$-	$163,742

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

	$(000s)
Transfers from Level 1 to Level 2:	1,609
Transfers from Level 2 to Level 1:	2,307

The transfers from Level 1 to Level 2 were the result of the lack of trading volume in the primary exchange for the security on February 29, 2012.

The transfers from Level 2 to Level 1 were the result of the availability of a sale price on the principal exchange for the security on February 29, 2012.

HGI Guggenheim International Multi-Asset Income ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 85.8%
	Argentina - 0.4%
28,689	Cresud SACIF y A, ADR	$366,072

	Australia - 3.1%
30,131	Australia & New Zealand Banking Group Ltd.	714,584
9,920	BHP Billiton Ltd.	386,922
48,607	Coca-Cola Amatil Ltd.	630,210
26,755	National Australia Bank Ltd.	684,239
32,965	Westpac Banking Corp.	744,396
		3,160,351

	Austria - 1.1%
30,812	EVN AG(a)	427,834
18,699	Flughafen Wien AG	697,881
		1,125,715

	Bermuda - 0.9%
3,046,000	CP Pokphand Co.	388,816
472,000	First Pacific Co. Ltd.	530,077
		918,893

	Brazil - 2.3%
39,940	CPFL Energia SA, ADR	1,294,456
14,780	Tim Participacoes SA, ADR	444,139
26,884	Ultrapar Participacoes SA, ADR	602,739
		2,341,334

	Canada - 7.1%
16,994	Baytex Energy Corp.(a)	981,403
22,994	EnCana Corp.(a)	469,078
83,072	Enerplus Corp.(a)	1,993,728
93,463	Pengrowth Energy Corp.(a)	955,192
129,173	Penn West Petroleum Ltd.	2,815,971
		7,215,372

	Cayman Islands - 0.2%
45,778	Giant Interactive Group, Inc., ADR(a)	193,183

	Channel Islands - 0.7%
51,682	WPP PLC	663,365

	Chile - 4.1%
19,041	Administradora de Fondos de Pensiones Provida SA, ADR(a)	1,432,835
7,085	Banco de Chile, ADR(a)	676,617
5,179	Banco Santander Chile, ADR	419,551
45,609	Corpbanca, ADR(a)	966,455
11,232	Empresa Nacional de Electricidad SA, ADR	593,499
		4,088,957

	China - 9.1%
37,000	Cheung Kong Holdings Ltd.	540,996
68,000	China Mobile Ltd.	726,408
5,908	China Petroleum & Chemical Corp., ADR	669,317
2,441	CNOOC Ltd., ADR	552,838
1,818,000	Guangshen Railway Co. Ltd.(a)	717,289
58,786	Huaneng Power International, Inc., ADR	1,494,340
50,000	Hutchison Whampoa Ltd.	497,054
527,000	New World Development Co. Ltd.	725,706
5,220	PetroChina Co. Ltd., ADR	784,201
456,000	Sino Land Co. Ltd.	813,729
1,802,000	Sinopec Shanghai Petrochemical Co. Ltd.	687,742
47,500	Swire Pacific Ltd., Class A	540,183
168,000	Yanzhou Coal Mining Co. Ltd.	421,099
		9,170,902

	Colombia - 0.8%
13,479	Ecopetrol SA, ADR	784,343

	Finland - 2.4%
112,429	Nokia OYJ	592,561
117,564	Stora ENSO OYJ	886,190
67,552	UPM-Kymmene OYJ	935,271
		2,414,022

	France - 5.0%
2,768	Air Liquide SA	361,129
34,044	AXA SA	551,269
16,129	BNP Paribas SA	790,428
45,105	France Telecom SA	691,160
10,144	Sanofi-Aventis SA	753,250
19,557	Societe Generale SA	634,414
11,573	Total SA	650,055
12,486	Vinci SA	652,818
		5,084,523

	Germany - 5.4%
45,540	Aixtron AG	759,353
8,271	BASF SE	729,125
7,372	Bayer AG	547,315
51,331	Deutsche Telekom AG	601,509
34,731	E.ON AG	802,126
26,248	RWE AG	1,200,828
4,755	Siemens AG	476,167
2,044	Volkswagen AG	347,798
		5,464,221

	Hong Kong - 2.2%
139,400	Bank of East Asia Ltd.	561,684
337,000	Cathay Pacific Airways Ltd.	669,159
60,500	CLP Holdings Ltd.	534,349
162,000	Hong Kong & China Gas Co. Ltd.	413,580
		2,178,772

	India - 0.7%
26,891	Tata Motors Ltd., ADR	734,124

	Indonesia - 0.6%
19,572	Telekomunikasi Indonesia TBK PT, ADR	604,579

	Italy - 1.2%
101,223	Benetton Group SpA(a)	628,283
26,981	ENI SpA	624,761
		1,253,044

	Japan - 1.8%
121,600	Mitsubishi UFJ Financial Group, Inc.	630,986
11,700	Nippon Telegraph & Telephone Corp.	554,355
338	NTT DoCoMo, Inc.	579,620
		1,764,961

	Luxembourg - 0.5%
25,926	ArcelorMittal(a)	548,830

	Mexico - 1.4%
3,431	Fomento Economico Mexicano SAB de CV, ADR	252,522
49,505	Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)	814,357
17,617	Industrias Bachoco SAB de CV, ADR	356,568
		1,423,447

	Netherlands - 4.3%
12,862	AKZO Nobel NV	732,524
47,371	Koninklijke Ahold NV	657,761
12,113	Koninklijke DSM NV	676,498
51,676	Koninklijke KPN NV	562,348
71,930	Reed Elsevier NV	891,293
114,367	STMicroelectronics NV	856,890
		4,377,314

	Norway - 1.4%
94,115	Statoil Fuel & Retail ASA	618,091
43,678	Telenor ASA	811,828
		1,429,919

	Peru - 0.2%
4,115	Cia de Minas Buenaventura SA, ADR	165,135

	Philippines - 0.5%
7,658	Philippine Long Distance Telephone Co., ADR	505,198

	Portugal - 0.6%
190,345	EDP - Energias de Portugal SA	557,628

	Singapore - 1.9%
54,000	DBS Group Holdings Ltd.	614,940
320,000	Singapore Telecommunications Ltd.	813,505
37,000	United Overseas Bank Ltd.	535,587
		1,964,032

	South Africa - 1.0%
19,309	Sasol Ltd., ADR	1,030,521

	South Korea - 1.5%
54,164	KT Corp., ADR	796,752
47,082	SK Telecom Co. Ltd., ADR	680,335
		1,477,087

	Spain - 2.6%
59,175	Banco Bilbao Vizcaya Argentaria SA	532,657
83,697	Banco Santander SA	697,184
28,689	Repsol YPF SA	751,043
37,741	Telefonica SA	646,727
		2,627,611

	Sweden - 2.1%
18,293	Atlas Copco AB, Class A	480,158
44,546	Sandvik AB	684,885
20,880	SKF AB, Class A	533,455
42,751	Telefonaktiebolaget LM Ericsson	430,065
		2,128,563

	Switzerland - 2.1%
18,358	Credit Suisse Group AG(b)	495,402
11,799	Novartis AG	645,582
2,885	Roche Holding AG	525,215
1,152	Swisscom AG	460,877
		2,127,076

	Taiwan - 1.5%
22,699	Chunghwa Telecom Co. Ltd., ADR	690,277
53,749	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	780,435
		1,470,712

	United Kingdom - 15.1%
22,273	Associated British Foods PLC	426,248
14,831	AstraZeneca PLC	665,146
141,699	BAE Systems PLC	707,818
217,339	Barclays PLC	850,611
15,663	BHP Billiton PLC	509,800
53,503	British Sky Broadcasting Group PLC	572,638
283,514	BT Group PLC	973,733
44,617	Bunzl PLC	685,650
13,411	Carnival PLC	395,904
24,850	GlaxoSmithKline PLC	550,592
60,819	HSBC Holdings PLC	539,503
30,235	Intercontinental Hotels Group PLC	692,606
133,090	Kingfisher PLC	604,222
483,380	Ladbrokes PLC	1,159,035
468,282	Legal & General Group PLC	903,652
59,280	National Grid PLC	607,480
52,439	Prudential PLC	596,852
110,780	Rexam PLC	734,583
6,077	Rio Tinto PLC	347,924
15,608	Royal Dutch Shell PLC	580,814
108,633	TESCO PLC	548,546
93,637	United Utilities Group PLC	914,684
265,535	Vodafone Group PLC	718,347
		15,286,388

	Total Common Stocks - 85.8%
	(Cost $82,679,922)	86,646,194

	Preferred Stocks - 2.2%
	Brazil - 1.8%
29,088	Cia Energetica de Minas Gerais, ADR	664,079
38,655	Telefonica Brasil SA, ADR	1,137,617
		1,801,696

	Colombia - 0.4%
6,374	BanColombia SA, ADR	407,298

	Total Preferred Stocks - 2.2%
	(Cost $1,941,939)	2,208,994

	Exchange Traded Fund - 0.2%
3,500	iShares MSCI EAFE Index Fund	191,450
	(Cost $193,335)

	Closed End Funds - 9.5%
164,537	Alpine Global Premier Properties Fund	1,074,427
47,765	BlackRock Global Opportunities Equity Trust	734,148
56,790	BlackRock International Growth and Income Trust	478,740
63,562	BlackRock Limited Duration Income Trust(a)	1,078,012
36,905	BlackRock Real Asset Equity Trust	460,205
96,460	CBRE Clarion Global Real Estate Income Fund	752,388
88,990	Clough Global Opportunities Fund	1,032,284
14,627	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	167,625
75,683	ING Global Equity Dividend & Premium Opportunity Fund	723,530
45,681	Macquarie Global Infrastructure Total Return Fund, Inc.	855,605
13,545	Morgan Stanley Asia Pacific Fund	202,498
32,271	Nuveen Global Value Opportunities Fund	569,583
23,347	Swiss Helvetia Fund, Inc.	259,619
7,577	Templeton Dragon Fund, Inc.	220,566
116,599	Wells Fargo Advantage Global Dividend Opportunity Fund	1,033,067
	(Cost $9,656,709)	9,642,297

	Master Limited Partnership - 2.2%
	United States - 2.2%
68,396	SandRidge Mississippian Trust I(a)	2,185,936
	(Cost $1,707,298)

	Total Long-Term Investments - 99.9%
	(Cost $96,179,203)	100,874,871

	Investments of Collateral for Securities Loaned - 8.3%
8,370,026	BNY Mellon Securities Lending Overnight Fund, 0.182%(c) (d)	8,370,026
	(Cost $8,370,026)

	Total Investments - 108.2%
	(Cost $104,549,229)	109,244,897
	Liabilities in excess of Other Assets - (8.2%)	(8,260,973)
	Net Assets - 100.0%	$ 100,983,924

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV - Publicly Traded Company
SpA - Limited Share Company
SE - Stock Corporation

(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	Non-income producing security.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $8,101,677 and the total market value of the collateral held by the Fund was $8,370,026.
(d)	Interest rate shown reflects yield as of February 29, 2012.

Summary of Investments by Sector Classification*
Financial	16.9%
Communications	16.2%
Energy	15.1%
Utilities	9.4%
Basic Materials	9.1%
Consumer, Non-cyclical	7.9%
Industrial	6.4%
Consumer, Cyclical	5.8%
Technology	2.4%
Diversified	1.0%
Total Common Stocks, Preferred Stocks and Master Limited Partnerships	90.2%
Exchange Traded Fund	0.2%
Closed End Funds	9.6%
Total Long-Term Investments	100.0%
* As a percentage of long-term investments. Subject to change daily.
Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2011.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$104,630,833	$9,023,487	$(4,409,423)	$4,614,064

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$86,646	$-	$-	$86,646
Preferred Stock	2,209	-	-	2,209
Exchange Traded Fund	192	-	-	192
Closed End Funds	9,642	-	-	9,642
Master Limited Partnership	2,186	-	-	2,186
Investments of Collateral for Securities on Loaned	8,370	-	-	8,370
Total	$109,245	$-	$-	$109,245

There were no transfers between levels.

SEA Guggenheim Shipping ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 85.9%
	Bermuda - 24.6%
1,230,000	COSCO Pacific Ltd.	$1,865,054
174,071	Frontline Ltd.	964,668
827,793	Golden Ocean Group Ltd.	778,977
44,065	Knightsbridge Tankers Ltd.(a)	651,721
71,996	Nordic American Tanker Ltd.(a)	1,005,784
2,071,000	Pacific Basin Shipping Ltd.	1,078,799
66,069	Ship Finance International Ltd.(a)	907,127
109,392	Tsakos Energy Navigation Ltd.	702,297
		7,954,427

	Denmark - 3.0%
32,924	D/S Norden	971,533

	Japan - 26.6%
685,000	Kawasaki Kisen Kaisha Ltd.	1,447,183
808,000	Mitsui OSK Lines Ltd.	3,693,600
1,158,000	Nippon Yusen KK	3,462,269
		8,603,052

	Marshall Islands - 13.9%
45,827	Costamare, Inc.	664,950
169,799	Navios Maritime Holdings, Inc.	691,082
69,971	Seaspan Corp.(a)	1,208,399
41,990	Teekay Corp.	1,209,312
162,455	Teekay Tankers Ltd., Class A	718,051
		4,491,794

	Singapore - 11.1%
1,008,000	Neptune Orient Lines Ltd.	1,083,219
588,000	SembCorp Marine Ltd.	2,522,796
		3,606,015

	United States - 6.7%
34,838	Alexander & Baldwin, Inc.	1,616,832
65,039	Overseas Shipholding Group, Inc.(a)	575,595
		2,192,427

	Total Common Stocks - 85.9%
	(Cost $28,766,291)	27,819,248

	Master Limited Partnerships - 13.9%
	Marshall Islands - 13.9%
104,375	Capital Product Partners, LP	779,681
54,401	Navios Maritime Partners, LP(a)	872,048
43,065	Teekay LNG Partners, LP	1,688,148
39,364	Teekay Offshore Partners, LP	1,156,908
	(Cost $3,892,031)	4,496,785

	Total Long-Term Investments - 99.8%
	(Cost $32,658,322)	32,316,033

	Investments of Collateral for Securities Loaned - 10.6%
3,425,104	BNY Mellon Securities Lending Overnight Fund, 0.182%(b) (c)	3,425,104
	(Cost $3,425,104)

	Total Investments - 110.4%
	(Cost $36,083,426)	35,741,137
	Liabilities in excess of Other Assets - (10.4%)	(3,374,583)
	Net Assets - 100.0%	$ 32,366,554

KK - Joint Stock Company
LP - Limited Partnership

(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	At February 29, 2012, the total market value of the Fund's securities on loan was $3,335,025 and the total market value of the collateral held by the Fund was $3,425,104.
(c)	Interest rate shown reflects yield as of February 29, 2012.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Industrial	90.6%
Financial	5.8%
Consumer, Non-Cyclical	3.6%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2011.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$36,058,657	$1,941,823	$(2,259,343)	$(317,520)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of February 29, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$27,819	$-	$-	$27,819
Master Limited Partnerships	4,497	-	-	4,497
Investments of Collateral for Securities on Loaned	3,425	-	-	3,425
Total	$35,741	$-	$-	$35,741

There were no transfers between levels.

CUT Guggenheim Timber ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 91.7%
	Australia - 0.5%
3,070,288	Gunns Ltd.(a) (b)	$ 580,526

	Brazil - 4.7%
628,989	Fibria Celulose SA, ADR(a)	5,792,989

	Canada - 7.0%
282,435	Canfor Corp.(b)	3,263,222
108,411	West Fraser Timber Co. Ltd.	5,274,435
		8,537,657

	Finland - 10.0%
827,402	Stora ENSO OYJ, R Shares	6,236,904
436,224	UPM-Kymmene OYJ	6,039,605
		12,276,509

	Ireland - 4.5%
536,106	Smurfit Kappa Group PLC (b)	5,486,905

	Japan - 14.2%
494,000	Hokuetsu Kishu Paper Co. Ltd.	3,234,742
220,600	Nippon Paper Group, Inc.(a)	4,750,504
936,000	OJI Paper Co. Ltd.	4,671,905
529,700	Sumitomo Forestry Co. Ltd.	4,836,278
		17,493,429

	Portugal - 1.5%
690,301	Portucel Empresa Produtora de Pasta e Papel SA	1,857,912

	South Africa - 3.3%
436,094	Mondi Ltd.	4,079,857

	Spain - 1.0%
448,611	Grupo Empresarial Ence SA(a)	1,179,210

	Sweden - 8.7%
167,493	Holmen AB, B Shares	4,895,624
325,451	Svenska Cellulosa AB, B Shares	5,850,070
		10,745,694

	United States - 36.3%
61,902	Domtar Corp.	5,934,545
105,940	Greif, Inc., Class A	5,425,187
168,840	International Paper Co.	5,934,726
163,272	MeadWestvaco Corp.	4,943,876
132,730	Plum Creek Timber Co., Inc., REIT	5,197,707
147,291	Potlatch Corp., REIT	4,539,509
113,100	Rayonier, Inc., REIT	5,035,212
180,233	Wausau Paper Corp.	1,683,376
279,719	Weyerhaeuser Co., REIT	5,843,330
		44,537,468

	Total Common Stocks - 91.7%
	(Cost $111,165,680)	112,568,156

	Participation Notes (f) - 8.0%
	Brazil - 8.0%
1,044,500	Barclays Bank PLC certificates linked to the performance of Suzano Papel E Celulose SA, Series 0002(c)	$5,000,753
852,500	Morgan Stanley BV certificates linked to the performance of Duratex SA, Series 0002	4,771,698
	(Cost $13,618,919)	9,772,451

	Total Long-Term Investments - 99.7%
	(Cost $124,784,599)	122,340,607

	Investments of Collateral for Securities Loaned - 8.7%

10,718,066	BNY Mellon Securities Lending Overnight Fund, 0.1820%(d) (e)	10,718,066
	(Cost $10,718,066)

	Total Investments - 108.4%
	(Cost $135,502,665)	133,058,673
	Liabilities in excess of Other Assets - (8.4%)	(10,367,228)
	Net Assets - 100.0%	$ 122,691,445

AB - Stock Company
ADR - American Depositary Receipt
BV - Limited Liability Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	Non-income producing security.
(c)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $5,000,753, which represents 4.1% of net assets.

(d)	At February 29, 2012, the total market value of the Fund's securities on loan was $10,269,775 and the total market value of the collateral held by the Fund was $10,718,066.
(e)	Interest rate shown reflects yield as of February 29, 2012.
(f)	Participation notes are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a participation note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Summary of Investments by Sector Classification*
Basic Materials	69.8%
Financial	24.8%
Industrial	4.4%
Energy	1.0%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$135,598,129	$9,831,199	$(12,370,655)	$(2,539,456)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$112,568	$–	$–	$112,568
Participation Notes	–	9,773	–	9,773
Investments of Collateral for Securities Loaned	10,718	–	–	10,718
Total	$123,286	$9,773	$–	$133,059

There were no transfers between levels.

RMB Guggenheim Yuan Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.5%
	Auto Manufacturers - 3.1%
CNY 1,000,000	Volkswagen International Finance NV, Series EMTN (Netherlands)	A-	2.15%	05/23/2016	N/A	$154,347

	Banks - 41.4%
1,500,000	Agricultural Bank of China Ltd., Series FXCD (China)	NR	1.20%	06/24/2013	N/A	234,197
1,500,000	Bank of Communications Co. Ltd., Series FXCD (China)	NR	1.00%	03/04/2013	N/A	234,676
1,000,000	China Construction Bank Corp., Series FXCD (China)	NR	1.05%	06/03/2013	N/A	155,188
4,100,000	China Development Bank Corp. (China)	AA-	2.70%	11/11/2013	N/A	657,391
3,000,000	Export-Import Bank of China (China)	AA-	2.65%	12/02/2013	N/A	480,221
1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series EMTN (Hong Kong)	A-	6.00%	11/04/2021	11/05/16 @ 100	169,517
1,000,000	Sumitomo Mitsui Banking Corp., Series FXCD (Japan)	NR	1.10%	04/22/2014	N/A	153,333
						2,084,523

	Chemicals - 3.0%
1,000,000	Sinochem Offshore Capital Co. Ltd. (British Virgin Islands)	NR	1.80%	01/18/2014	N/A	153,191

	Diversified Financial Services - 3.1%
1,000,000	Caterpillar Financial Services Corp., Series EMTN	A	1.35%	07/12/2013	N/A	157,071

	Environmental Control - 3.1%
1,000,000	Beijing Enterprises Water Group Ltd. (Bermuda)	NR	3.75%	06/30/2014	N/A	157,927

	Food - 6.2%
1,000,000	Fonterra Cooperative Group Ltd. (New Zealand)	A+	1.10%	06/27/2014	N/A	153,873
1,000,000	Unilever NV (Netherlands)	A+	1.15%	03/31/2014	N/A	157,313
						311,186

	Gas - 2.9%
1,000,000	HKCG Finance Ltd., Series EMTN (Hong Kong)	A+	1.40%	04/11/2016	N/A	148,333

	Holding Companies-Diversified - 2.9%
1,000,000	Rainbow Days Ltd., Series REGS (British Virgin Islands)	NR	3.00%	06/30/2016	N/A	148,298

	Insurance - 3.2%
1,000,000	Value Success International Ltd. (British Virgin Islands)	NR	2.08%	06/09/2014	N/A	154,772

	Investment Companies - 3.1%
1,000,000	MTR Corp. Cayman Islands Ltd. (Cayman Islands)	Aa1	0.63%	06/17/2013	N/A	157,126

	Oil & Gas - 3.1%
1,000,000	BP Capital Markets PLC, Series EMTN (United Kingdom)	A	1.70%	09/15/2014	N/A	157,437

	Real Estate - 3.1%
1,000,000	Global Logistic Properties Ltd., Series REGS (Singapore)	Baa2	3.38%	05/11/2016	N/A	155,244

	Sovereign - 20.3%
2,000,000	China Government Bond, Series REGS (China)	AA-	0.60%	08/18/2014	N/A	314,029
2,500,000	China Government Bond (China)	AA-	1.80%	12/01/2015	N/A	398,414
2,000,000	China Government Bond, Series REGS (China)	AA-	1.40%	08/18/2016	N/A	310,441
						1,022,884

	Total Corporate Bonds - 98.5%
	(Cost $4,905,788)					4,962,339

	Total Investments - 98.5%
	(Cost $4,905,788)					4,962,339
	Other Assets in excess of Liabilities - 1.5%					75,707
	Net Assets - 100.0%					$ 5,038,046

N/A - Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation***
China	56.1%
British Virgin Islands	9.2%
Hong Kong	6.4%
Netherlands	6.3%
Bermuda	3.2%
United Kingdom	3.2%
Cayman Islands	3.2%
United States	3.1%
Singapore	3.1%
New Zealand	3.1%
Japan	3.1%

*** Subject to change daily. Based on total investments.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$4,905,788	$62,127	$(5,576)	$56,551

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ –	$ 4,962	$ –	$ 4,962
Total	$ –	$ 4,962	$ –	$ 4,962

There were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	April 27, 2012

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 27, 2012